INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2020
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 14 – INCOME TAX AND SOCIAL CONTRIBUTION

14.1 - Current income tax and social contribution

	12/31/2020	12/31/2019
Current assets
Advances/IRPJ and CSLL Negative Balance	1,292,750	2,382,899

Current liabilities
Current Income Tax	232,716	1,693,623
Current Social Contribution	86,719	839,109
	319,435	2,532,732

14.2 - Deferred income and social contribution taxes

	12/31/2020	12/31/2019 (*)

Non-current assets
Deferred IRPJ and CSLL	2,068,894	647,903

Non-current liabilities
Deferred IRPJ and CSLL	3,705,055	4,193,607

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

14.3 - Composition of deferred income tax and social contribution

	Deferred taxes by subsidiaries
	12/31/2020			12/31/2019 (*)
			Net asset			Net asset
	Assets	Liabilities	(liability) effect	Assets	Liabilities	(liability) effect
Deferred assets
Eletronorte	2,000,596	(1,718,093)	282,503	2,231,396	(1,596,808)	634,588
CGT Eletrosul (a)	2,853,789	(1,213,385)	1,640,404	—	—	—
Amazonas GT	—	—	—	13,315	—	13,315
Chesf	1,848,014	(1,702,027)	145,987	—	—	—
Total	6,702,399	(4,633,505)	2,068,894	2,244,711	(1,596,808)	647,903

Deferred liabilities
CGT Eletrosul (a)	—	—	—	—	—	—
Eletrosul (a)	—	—	—	546,089	(946,288)	(400,199)
Eletrobras	—	(650,523)	(650,523)	—	(628,904)	(628,904)
Furnas	2,159,704	(5,203,825)	(3,044,121)	2,541,558	(5,281,874)	(2,740,316)
Chesf	—	—	—	1,258,550	(1,670,892)	(412,342)
Eletropar	—	(10,411)	(10,411)	—	(11,846)	(11,846)
Eletronuclear	827,493	(827,493)	—	777,235	(777,235)	—
Total	2,987,197	(6,692,252)	(3,705,055)	5,123,432	(9,317,039)	(4,193,607)

TOTAL	9,689,596	(11,325,757)		7,368,143	(10,913,847)

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

(a)Eletrosul was incorporated by CGT Eletrosul (new name of CGTEE) in 2020.

In view of the incorporation of Eletrosul by CGT Eletrosul, the management of the subsidiary CGT Eletrosul carried out the studies for the recognition of the tax credit. Based on the completion of the corporate reorganization, on Eletrosul's history of taxable profit and on the studies carried out that took into account the companies in the current corporate configuration, in the year 2020, the subsidiary CGT Eletrosul met the necessary requirements, according to the current rules, for the purpose of recognizing deferred tax credits arising from accumulated tax losses and negative social contribution bases. Such amounts totaled credit recognized in the amount of R$ 1,548,950.

	12/31/2020	12/31/2019 (*)

Deferred tax assets
Tax Credits without Tax Loss and Negative Basis	2,182,759	743,924
Operating Provisions	2,642,799	2,693,087
Adjustment of Law 11,638/2007- RTT (IFRS)	657,891	521,867
Provision for Contingencies	2,176,195	1,530,541
Allowance for expected credit losses	1,238,181	1,052,746
Provision for investment losses	161,127	219,173
GAG Improvement	63,242	32,194
Other	567,402	574,611
Total Assets	9,689,596	7,368,143

Deferred tax liabilities
Contract asset	8,822,661	7,949,438
Tax Debt	—	546,444
FVTOCI Financial Instruments	650,523	638,821
Accelerated depreciation	247,127	225,806
NPV adjustment on Asset Decommissioning	789,109	742,720
Other	816,337	810,618
Total Liabilities	11,325,757	10,913,847

Net deferred tax liabilities	1,636,161	3,545,704

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

The amounts recognized in the financial statements are the result of our best estimate of future taxable profits, the base of the amount recorded being formed by the temporary differences, tax losses and negative basis of social contribution of each entity.

The Companies below have deferred taxes (net) derived from temporary differences, tax losses and negative basis of social contribution, whose expected realization for a future year is as follows:

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2021	(216,841)	323,289	(210,984)	66,410	(5,206)	261,335	218,003
2022	(216,841)	227,004	(591,906)	47,179	(5,205)	312,425	(227,344)
2023	(216,841)	230,263	(634,202)	33,459	—	337,381	(249,940)
2024	—	164,418	(692,055)	33,453	—	231,082	(263,102)
2025	—	82,864	(692,055)	33,453	—	88,248	(487,490)
After 2025	—	612,566	(222,919)	(67,967)	—	(947,968)	(626,288)
TOTAL	(650,523)	1,640,404	(3,044,121)	145,987	(10,411)	282,503	(1,636,161)

Additionally, the Eletrobras Holding, Eletronuclear and Amazonas GT loans do not have a prospect of future taxable income and, therefore, deferred tax credits from tax losses and negative social contribution base not recorded in the financial statements add up to the amount of R$ 2,926,448 on December 31, 2020 (R$ 2,771,985 on December 31, 2019).

14.4 Reconciliation of income tax and social contribution expenses

	12/31/2020	12/31/2019 (*)	12/31/2018 (*)
Earnings before Corporate Income Taxe and Social Contributions	6,952,646	7,217,786	17,287,121

Total Corporate Income Taxe and Social Contribution calculates at a rate of 25% and 9%, respectively	(2,363,899)	(2,454,047)	(5,854,596)

Effects of additions and exclusions:
Unrecognized/written of deferred taxes (a)	(2,541,696)	(1,375,867)	(1,520,949)
Provisions	826,380	(317,789)	2,265,469
Tax loss offset/Negative Basis	1,698,017	318,069	647,924
Establishment of tax credits	11,682	2,779,896	589,657
Effect of periodic tariff review	226,572	337,300	547,548
Tax Incentives (b)	924,200	661,724	435,279
Revenue from dividend	456,147	480,847	21,858
Equity method investments	568,107	387,849	463,912
Exchange variation	169,228	594,777	(274,284)
Grants	(17,889)	(14,454)	(2,887)
Other additions and exclusions	(522,182)	(767,646)	118,134
Total Corporate Income Taxe and Social Contributions expenses	(565,333)	630,659	(2,562,935)
Effective rate	8.13%	9.05%	14.83%

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

a) Deferred taxes not recognized / written off

They are composed of temporary differences, tax loss and negative CSLL base calculated in the year, whose tax benefits were not recognized due to the lack of projection of future taxable profits.

b)Tax incentives

MP No. 2.199 / 14 of August 24, 2001, as amended by Law No. 11.196 of November 21, 2005, enables companies located in the regions where the Northeast Development Superintendence (SUDENE) and the Amazon Development Superintendency (SUDAM) operate, which own projects in the infrastructure sector, considered by the Executive Branch, one of the priority sectors for regional development, to reduce the amount of income tax due for investment in installation, expansion, modernization or diversification projects.

In this context, SUDENE and SUDAM, through constitutive reports, recognized the right to a 75% reduction in income tax and non-refundable additions, calculated on the profit from exploration in the generation and transmission of electricity, whose The amount of benefit calculated up to December 31, 2020 was R$ 669,204 (R$ 626,395,  on December 31, 2019 and R$ 445,404 on December 31, 2018).

14.5 - Income tax and social contribution recognized in other comprehensive income

	12/31/2020	12/31/2019 (*)	12/31/2018
Adjust of actuarial gains and losses	161,210	964,837	—
Remeasurement of financial instruments fair value through OCI	(20,417)	(201,704)	(28,466)
Participation in the comprehensive income of subsidiaries, affiliates and shared control companies	—	—	(9,158)
Total income tax and social contribution recognized in other comprehensive income	(140,793)	763,133	(37,624)

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

Accounting Policy

Income tax and social contribution expenses for the year comprise current and deferred taxes. Income taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity or in comprehensive income. In this case, the tax is also recognized in equity or in comprehensive income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% Corporate Income Taxe surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Deferred income tax and social contribution are recognized using the liability method on temporary differences arising from differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax and social contribution are not accounted for if they result from the initial recognition of an asset or liability in an operation that is not a business combination, which, at the time of the transaction, does not affect the accounting result, nor taxable profit (tax loss).

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable income will be available and against which temporary differences can be used.

Deferred income taxes are recognition of temporary differences arising from investments in subsidiaries, except when the timing of the reversal of temporary differences is controlled by the Company, and as long as it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred income tax assets and liabilities are shown net in the balance sheet, when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries, in general, are presented separately, and not by net.